Financial Instruments - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets, transfers from Level 1 into Level 2	₨ 0.0	₨ 0.0
Financial assets, transfers from Level 2 into Level 1	0.0	0.0
Financial liabilities, transfers from Level 1 into Level 2	0.0	0.0
Financial liabilities, transfers from Level 2 into Level 1	₨ 0.0	0.0
Description of periods when cash flows expected to occur	March 31, 2021 to 2025
Financial liability	₨ 2,359,432.4	2,344,421.8		$ 31,130.2
Maximum exposure to credit risk	₨ 1,219,374.6	1,278,725.2
Percentage of non-convertible debentures invested in bank deposits	15.00%
Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on commodity derivative contracts	₨ 13,705.7	13,820.9	₨ 6,881.8
Quoted equity shares [Member]
Disclosure of detailed information about financial instruments [line items]
Investment fair value through profit and loss	8,029.1	4,993.7	1,586.8
Foreign Currency Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on commodity derivative contracts	2,773.2	(8,407.4)	5,995.3
Gain loss on recognized in profit or loss due to ten percent Appreciation of Commodity Prices [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on commodity derivative contracts	5,924.1	3,978.7	4,583.2
Gain loss on recognized in profit or loss due to ten percent depreciation of Commodity Prices [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on commodity derivative contracts	₨ (5,924.1)	(3,978.7)	(4,583.2)
Foreign currency exchange rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of risk sensitivity	10.00%			10.00%
Financial liability	₨ 1,021,364.1	1,133,122.8	960,650.1
Interest rate risk [member] | Variable interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of risk sensitivity	100.00%			100.00%
Financial liability	₨ 516,114.0	465,893.8	450,211.5
Interest rate risk [member] | Profit and loss [member] | Variable interest rate [member] | Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [line items]
Potential risk amount due to change risk	₨ 5,161.1	₨ 4,658.9	₨ 4,502.1
Equity price risk [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of risk sensitivity	10.00%	10.00%	10.00%	10.00%
Equity price risk [Member] | Quoted equity shares through other comprehensive and AFS [Member]
Disclosure of detailed information about financial instruments [line items]
Potential risk amount due to change risk	₨ 802.9	₨ 499.4	₨ 158.7